Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2013
Long Lived Assets [Abstract]
Summary of Company's long-lived assets

	December 31, 2013	December 31, 2012
Property and equipment
Equipment	$264,495	$253,718
Furniture and fixtures	38,950	38,950
Software	71,625	71,625
Total property and equipment before accumulated depreciation	375,070	364,293

Less accumulated depreciation	(305,515)	(242,706)
Total property and equipment	$69,555	$121,587

Intangible assets
Patents	$34,862	$34,862
Trademark	0	4,525
Total intangible assets before accumulated amortization	34,862	39,387

Less accumulated amortization	(9,557)	(8,674)
Total intangible assets	$25,305	$30,713